Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (EECs) (Details)	12 Months Ended
Dec. 31, 2023
BHP Billiton | Block Trion
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%
Block 29 Cuenca del Sureste | Pemex Exploration and Production | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%
Ek Balam Block | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%
Block 2 Tampico Misantla | Pemex Exploration and Production | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Block 8 Cuenca del Sureste | Pemex Exploration and Production | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Block 16 of Tampico Misantla | Pemex Exploration and Production | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%
Block 16 of Tampico Misantla | CEPSA E.P. Mxico S. de R.L. de C.V | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	20.00%
Block 16 of Tampico Misantla | DEUTSCHE Erdoel Mxico S. de R.L. de C.V. | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	60.00%
Block 17 of Tampico Misantla | Pemex Exploration and Production | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%
Block 17 of Tampico Misantla | CEPSA E.P. Mxico S. de R.L. de C.V | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	20.00%
Block 17 of Tampico Misantla | DEUTSCHE Erdoel Mxico S. de R.L. de C.V. | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%
Block 18 of Tampico Misantla | Pemex Exploration and Production | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	100.00%
Block 32 Cuenca del Sureste | Pemex Exploration and Production | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%
Block 33 Cuenca del Sureste | Pemex Exploration and Production | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%
Block 35 Cuenca del Sureste | Pemex Exploration and Production | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%
Santuario El Golpe | Pemex Exploration and Production | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	64.00%
Santuario El Golpe | PETROFAC | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	36.00%
Mision Block | Pemex Exploration and Production | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	51.00%
Mision Block | Servicios Mltiples de Burgos | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	49.00%
Ébano | Pemex Exploration and Production | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	45.00%
Ébano | Servicios Mltiples de Burgos | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	54.99%
Ébano | D&S Petroleum S.A. de C.V. | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	0.01%
Plegado Perdido Block Five | Pemex Exploration and Production | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%
Eighteen, Cordilleras Mexicanas | Pemex Exploration and Production | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%
Block 3 | Chevron | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf	37.50%
Block 3 | Pemex Exploration and Production | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf	27.50%
Block 3 | Inpex | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf	35.00%
Plegado Perdido Block Two | Shell Exploracion y Extraccion de Mxico, S.A. de C.V.
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Twenty Two Cuenca Salina | Chevron
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	37.50%
Twenty Two Cuenca Salina | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	27.50%
Twenty Two Cuenca Salina | Inpex
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	35.00%
Block Trion | BHP Billiton
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%
Cárdenas-Mora | Pemex Exploration and Production | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Cárdenas-Mora | Petrolera Cardenas Mora, S. A. P. I. de C. V. | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Ogarrio | Pemex Exploration and Production | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Ogarrio | DEA Erdoel | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Miquetla | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	49.00%
Miquetla | Operadora de Campos DWF, S.A. de C.V.
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	51.00%